Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020
C000220895
Account Value [Line Items]
Account Value	$ 11,990	$ 12,261	$ 12,022	$ 12,211	$ 12,037	$ 11,826	$ 11,567	$ 11,466	$ 11,250	$ 11,463	$ 11,250	$ 11,188	$ 11,184	$ 10,753	$ 10,183	$ 10,359	$ 10,595	$ 10,725	$ 10,551	$ 10,384	$ 10,556	$ 10,410	$ 10,332	$ 10,575	$ 10,082	$ 10,222	$ 9,806	$ 9,600	$ 10,171	$ 10,384	$ 9,954	$ 10,493	$ 10,562	$ 10,969	$ 10,949	$ 11,186	$ 11,427	$ 11,192	$ 11,352	$ 11,225	$ 11,422	$ 11,288	$ 11,265	$ 11,202	$ 11,125	$ 10,913	$ 10,770	$ 10,680	$ 10,690	$ 10,480	$ 9,986	$ 10,057	$ 10,127	$ 10,000
C000220896
Account Value [Line Items]
Account Value	11,233	11,489	11,268	11,446	11,287	11,091	10,855	10,761	10,561	10,764	10,567	10,509	10,509	10,106	9,572	9,739	9,962	10,086	9,926	9,771	9,933	9,798	9,728	9,958	9,495	9,629	9,240	9,047	9,588	9,790	9,388	9,897	9,964	10,351	10,334	10,560	10,790	10,570	10,724	10,606	10,794	10,669	10,650	10,592	10,521	10,323	10,190	10,107	10,118	9,922	9,456	9,525	9,594	9,475
C000220897
Account Value [Line Items]
Account Value	12,018	12,291	12,053	12,239	12,068	11,855	11,595	11,494	11,279	11,490	11,277	11,214	11,210	10,781	10,210	10,387	10,621	10,749	10,579	10,411	10,580	10,437	10,358	10,600	10,107	10,247	9,824	9,614	10,181	10,391	9,964	10,500	10,569	10,974	10,954	11,191	11,433	11,197	11,357	11,230	11,426	11,293	11,269	11,207	11,130	10,918	10,775	10,686	10,697	10,485	9,986	10,056	10,128	10,000
C000220898
Account Value [Line Items]
Account Value	$ 11,263	11,521	11,301	11,478	11,320	11,122	10,880	10,788	10,588	10,788	10,591	10,534	10,532	10,131	9,596	9,765	9,987	10,109	9,951	9,795	9,957	9,824	9,751	9,981	9,519	9,652	9,256	9,061	9,595	9,797	9,396	9,903	9,970	10,355	10,339	10,564	10,795	10,574	10,727	10,610	10,798	10,674	10,654	10,597	10,527	10,328	10,194	10,113	10,124	9,927	9,455	9,525	9,594	9,475
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,133	9,285	9,188	9,422	9,297	9,165	8,956	8,872	8,724	8,950	8,869	8,996	9,020	8,688	8,311	8,445	8,665	8,721	8,727	8,758	8,854	8,801	8,583	8,811	8,548	8,587	8,282	8,391	8,770	9,025	8,809	8,950	8,892	9,243	9,507	9,615	9,826	9,851	9,822	9,825	9,911	9,930	9,820	9,752	9,720	9,644	9,766	9,909	9,980	9,966	9,870	9,914	9,919	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,133	9,285	9,188	9,422	9,297	9,165	8,956	8,872	8,724	8,950	8,869	8,996	9,020	8,688	8,311	8,445	8,665	8,721	8,727	8,758	8,854	8,801	8,583	8,811	8,548	8,587	8,282	8,391	8,770	9,025	8,809	8,950	8,892	9,243	9,507	9,615	9,826	9,851	9,822	9,825	9,911	9,930	9,820	9,752	9,720	9,644	9,766	9,909	9,980	9,966	9,870	9,914	9,919	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,133	9,285	9,188	9,422	9,297	9,165	8,956	8,872	8,724	8,950	8,869	8,996	9,020	8,688	8,311	8,445	8,665	8,721	8,727	8,758	8,854	8,801	8,583	8,811	8,548	8,587	8,282	8,391	8,770	9,025	8,809	8,950	8,892	9,243	9,507	9,615	9,826	9,851	9,822	9,825	9,911	9,930	9,820	9,752	9,720	9,644	9,766	9,909	9,980	9,966	9,870	9,914	9,919	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,133	9,285	9,188	9,422	9,297	9,165	8,956	8,872	8,724	8,950	8,869	8,996	9,020	8,688	8,311	8,445	8,665	8,721	8,727	8,758	8,854	8,801	8,583	8,811	8,548	8,587	8,282	8,391	8,770	9,025	8,809	8,950	8,892	9,243	9,507	9,615	9,826	9,851	9,822	9,825	9,911	9,930	9,820	9,752	9,720	9,644	9,766	9,909	9,980	9,966	9,870	9,914	9,919	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 17,195	17,655	16,880	17,222	16,912	16,477	16,191	15,868	15,190	15,776	15,285	14,663	14,489	13,811	12,627	13,005	13,591	13,924	13,471	12,703	12,831	12,610	12,232	12,533	11,705	12,224	11,429	10,664	11,757	12,270	11,367	12,445	12,436	13,562	13,200	13,543	14,299	13,713	14,020	13,269	13,843	13,507	13,270	13,075	12,889	12,316	11,919	11,621	11,738	11,261	9,984	10,300	10,668	10,000
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,653	12,927	12,572	12,859	12,659	12,406	12,156	11,978	11,620	11,994	11,751	11,587	11,534	11,051	10,333	10,570	10,945	11,113	10,933	10,631	10,743	10,617	10,327	10,591	10,079	10,322	9,801	9,521	10,216	10,587	10,065	10,607	10,569	11,250	11,252	11,461	11,904	11,669	11,781	11,458	11,753	11,619	11,453	11,329	11,229	10,932	10,819	10,759	10,852	10,620	9,936	10,113	10,294	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 17,195	17,655	16,880	17,222	16,912	16,477	16,191	15,868	15,190	15,776	15,285	14,663	14,489	13,811	12,627	13,005	13,591	13,924	13,471	12,703	12,831	12,610	12,232	12,533	11,705	12,224	11,429	10,664	11,757	12,270	11,367	12,445	12,436	13,562	13,200	13,543	14,299	13,713	14,020	13,269	13,843	13,507	13,270	13,075	12,889	12,316	11,919	11,621	11,738	11,261	9,984	10,300	10,668	10,000
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,653	12,927	12,572	12,859	12,659	12,406	12,156	11,978	11,620	11,994	11,751	11,587	11,534	11,051	10,333	10,570	10,945	11,113	10,933	10,631	10,743	10,617	10,327	10,591	10,079	10,322	9,801	9,521	10,216	10,587	10,065	10,607	10,569	11,250	11,252	11,461	11,904	11,669	11,781	11,458	11,753	11,619	11,453	11,329	11,229	10,932	10,819	10,759	10,852	10,620	9,936	10,113	10,294	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 17,195	17,655	16,880	17,222	16,912	16,477	16,191	15,868	15,190	15,776	15,285	14,663	14,489	13,811	12,627	13,005	13,591	13,924	13,471	12,703	12,831	12,610	12,232	12,533	11,705	12,224	11,429	10,664	11,757	12,270	11,367	12,445	12,436	13,562	13,200	13,543	14,299	13,713	14,020	13,269	13,843	13,507	13,270	13,075	12,889	12,316	11,919	11,621	11,738	11,261	9,984	10,300	10,668	10,000
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,653	12,927	12,572	12,859	12,659	12,406	12,156	11,978	11,620	11,994	11,751	11,587	11,534	11,051	10,333	10,570	10,945	11,113	10,933	10,631	10,743	10,617	10,327	10,591	10,079	10,322	9,801	9,521	10,216	10,587	10,065	10,607	10,569	11,250	11,252	11,461	11,904	11,669	11,781	11,458	11,753	11,619	11,453	11,329	11,229	10,932	10,819	10,759	10,852	10,620	9,936	10,113	10,294	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 17,195	17,655	16,880	17,222	16,912	16,477	16,191	15,868	15,190	15,776	15,285	14,663	14,489	13,811	12,627	13,005	13,591	13,924	13,471	12,703	12,831	12,610	12,232	12,533	11,705	12,224	11,429	10,664	11,757	12,270	11,367	12,445	12,436	13,562	13,200	13,543	14,299	13,713	14,020	13,269	13,843	13,507	13,270	13,075	12,889	12,316	11,919	11,621	11,738	11,261	9,984	10,300	10,668	10,000
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,653	$ 12,927	$ 12,572	$ 12,859	$ 12,659	$ 12,406	$ 12,156	$ 11,978	$ 11,620	$ 11,994	$ 11,751	$ 11,587	$ 11,534	$ 11,051	$ 10,333	$ 10,570	$ 10,945	$ 11,113	$ 10,933	$ 10,631	$ 10,743	$ 10,617	$ 10,327	$ 10,591	$ 10,079	$ 10,322	$ 9,801	$ 9,521	$ 10,216	$ 10,587	$ 10,065	$ 10,607	$ 10,569	$ 11,250	$ 11,252	$ 11,461	$ 11,904	$ 11,669	$ 11,781	$ 11,458	$ 11,753	$ 11,619	$ 11,453	$ 11,329	$ 11,229	$ 10,932	$ 10,819	$ 10,759	$ 10,852	$ 10,620	$ 9,936	$ 10,113	$ 10,294	$ 10,000